Income Taxes - Narrative (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Current Income Tax Expense (Benefit)	$ 800,000	$ 600,000	$ 2,300,000	$ 5,100,000